Schedule of Warrants Outstanding Broker Option Exercise Prices (Details)	Dec. 31, 2021 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable	111,412,712
Broker Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of broker options	3,590,907
Number of warrants exercisable	590,071
August 31, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Aug. 31, 2023	[1]
Warrant exercise price | $ / shares	$ 0.35	[1]
Number of broker options	3,239,907	[1]
Number of warrants exercisable	521,993	[1]
February 16, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Feb. 16, 2024	[2]
Warrant exercise price | $ / shares	$ 0.40	[2]
Number of broker options	351,000	[2]
Number of warrants exercisable	68,078	[2]

[1]	Exercisable into one August 2020 Unit
[2]	Exercisable into one February 2021 Unit